FINANCIAL INSTRUMENTS (Details 11) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 68,674,023
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	19,105,879
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	13,516,760
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	13,635,061
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	22,416,323
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	57,558,578
Borrowings And Financing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	8,902,558
Borrowings And Financing [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	13,252,184
Borrowings And Financing [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	13,466,746
Borrowings And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	21,937,090
Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	840,305
Leases [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	206,323
Leases [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	258,881
Leases [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	124,395
Leases [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	250,706
Derivatives [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	157,857
Derivatives [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	157,857
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	7,073,997
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	7,030,734
Trade Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	2,284
Trade Payables [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	40,509
Trade Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	470
Trade Payables Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	2,902,593
Trade Payables Forfaiting [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	2,902,593
Dividends And Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	61,965
Dividends And Interest On Capital [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	61,965
Concessions To Be Paid [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	78,728
Concessions To Be Paid [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	1,706
Concessions To Be Paid [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	3,411
Concessions To Be Paid [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	3,411
Concessions To Be Paid [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 70,200